Financing Activities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	$ 369	$ 363	$ 377
Adjustment to adopt consolidation of variable-interest entities			18
Receivables written off	(149)	(210)	(288)
Recoveries on receivables previously written off	47	52	51
Provision for credit losses	160	170	205
Adjustment due to sale of receivables	(2)	(3)	0
Foreign currency translation adjustment	1	(3)	0
Balance at end of year	426	369	363
Allowance for credit losses as a percent of finance receivables, net of unearned income			1.57%
Allowance for Credit Losses
Individually evaluated for impairment	54	34	29
Collectively evaluated for impairment	372	335	334
Ending balance	426	369	363
Recorded Investment in Finance Receivables
Individually evaluated for impairment	593	484	396
Collectively evaluated for impairment	27,990	24,641	22,710
Total gross finance receivables	28,583	25,125	23,106
Customer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	360	357
Receivables written off	(149)	(210)
Recoveries on receivables previously written off	47	52
Provision for credit losses	157	167
Adjustment due to sale of receivables	(2)	(3)
Foreign currency translation adjustment	1	(3)
Balance at end of year	414	360
Allowance for Credit Losses
Individually evaluated for impairment	54	34	29
Collectively evaluated for impairment	360	326	328
Ending balance	414	360
Recorded Investment in Finance Receivables
Individually evaluated for impairment	593	484	396
Collectively evaluated for impairment	19,290	17,514	17,584
Total gross finance receivables	19,883	17,998	17,980
Dealer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	6	5
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	3	1
Adjustment due to sale of receivables	0	0
Foreign currency translation adjustment	0	0
Balance at end of year	9	6
Allowance for Credit Losses
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	9	6	5
Ending balance	9	6
Recorded Investment in Finance Receivables
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	5,586	3,973	3,311
Total gross finance receivables	5,586	3,973	3,311
Caterpillar Purchased Receivables
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	3	1
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	0	2
Adjustment due to sale of receivables	0	0
Foreign currency translation adjustment	0	0
Balance at end of year	3	3
Allowance for Credit Losses
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	3	3	1
Ending balance	3	3
Recorded Investment in Finance Receivables
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	3,114	3,154	1,815
Total gross finance receivables	$ 3,114	$ 3,154	$ 1,815